Quarterly Holdings Report
for
Fidelity® Equity Dividend Income Fund
August 31, 2022
EII-NPRT3-1022
1.805774.118
Common Stocks - 95.8%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 3.3%
Deutsche Telekom AG	2,840,500	53,536
Verizon Communications, Inc.	3,207,300	134,097
		187,633
Entertainment - 0.9%
Activision Blizzard, Inc.	604,100	47,416
Media - 3.4%
Cogeco Communications, Inc.	403,100	24,680
Comcast Corp. Class A	3,136,100	113,495
Omnicom Group, Inc.	814,700	54,503
		192,678
TOTAL COMMUNICATION SERVICES		427,727
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.6%
Lear Corp.	262,100	36,338
Household Durables - 1.1%
Leggett & Platt, Inc. (a)	511,100	19,534
Whirlpool Corp. (a)	272,500	42,674
		62,208
Internet & Direct Marketing Retail - 0.9%
eBay, Inc.	1,136,400	50,149
Multiline Retail - 0.1%
Nordstrom, Inc. (a)	257,600	4,408
Specialty Retail - 1.8%
Best Buy Co., Inc.	221,100	15,630
Lowe's Companies, Inc.	180,000	34,945
Williams-Sonoma, Inc. (a)	344,900	51,304
		101,879
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co. (a)	187,700	13,372
Tapestry, Inc.	555,400	19,289
		32,661
TOTAL CONSUMER DISCRETIONARY		287,643
CONSUMER STAPLES - 9.5%
Beverages - 3.4%
Anheuser-Busch InBev SA NV ADR (a)	929,400	44,946
Coca-Cola European Partners PLC	595,500	29,281
Keurig Dr. Pepper, Inc.	667,200	25,434
The Coca-Cola Co.	1,477,400	91,170
		190,831
Household Products - 1.7%
Procter & Gamble Co.	282,200	38,927
Reynolds Consumer Products, Inc. (a)	2,080,767	58,116
		97,043
Personal Products - 2.9%
Unilever PLC sponsored ADR (a)	3,570,600	162,070
Tobacco - 1.5%
Altria Group, Inc.	532,600	24,031
Philip Morris International, Inc.	669,200	63,902
		87,933
TOTAL CONSUMER STAPLES		537,877
ENERGY - 5.4%
Oil, Gas & Consumable Fuels - 5.4%
Enterprise Products Partners LP	3,418,700	89,980
Exxon Mobil Corp.	1,202,700	114,966
Parkland Corp. (a)	1,500,300	36,829
Shell PLC ADR	1,251,100	66,283
		308,058
FINANCIALS - 18.0%
Banks - 10.4%
Citigroup, Inc.	1,190,200	58,094
First Horizon National Corp.	767,100	17,352
Huntington Bancshares, Inc.	4,315,000	57,821
JPMorgan Chase & Co.	422,100	48,005
M&T Bank Corp.	459,100	83,455
PNC Financial Services Group, Inc.	573,200	90,566
U.S. Bancorp	1,559,400	71,124
Wells Fargo & Co.	3,731,708	163,109
		589,526
Capital Markets - 2.8%
Bank of New York Mellon Corp.	717,500	29,798
BlackRock, Inc. Class A	36,800	24,523
Lazard Ltd. Class A	697,600	25,358
LPL Financial	102,300	22,642
State Street Corp.	824,300	56,341
		158,662
Insurance - 4.8%
Assurant, Inc.	251,100	39,797
AXA SA	2,172,800	51,173
Chubb Ltd.	267,379	50,548
Fairfax Financial Holdings Ltd. (sub. vtg.)	78,400	39,084
First American Financial Corp.	472,300	25,268
Old Republic International Corp.	1,009,500	22,047
The Travelers Companies, Inc.	280,500	45,340
		273,257
TOTAL FINANCIALS		1,021,445
HEALTH CARE - 14.3%
Health Care Providers & Services - 4.2%
AmerisourceBergen Corp.	515,900	75,610
Cigna Corp.	319,100	90,449
Elevance Health, Inc.	68,400	33,182
UnitedHealth Group, Inc.	80,500	41,806
		241,047
Pharmaceuticals - 10.1%
Bristol-Myers Squibb Co.	1,916,300	129,178
Johnson & Johnson	860,566	138,844
Merck & Co., Inc.	1,283,100	109,525
Organon & Co.	1,116,470	31,853
Royalty Pharma PLC	1,066,000	44,569
Sanofi SA sponsored ADR	2,871,000	117,797
		571,766
TOTAL HEALTH CARE		812,813
INDUSTRIALS - 11.7%
Aerospace & Defense - 2.0%
General Dynamics Corp.	288,400	66,023
Lockheed Martin Corp.	60,100	25,249
Raytheon Technologies Corp.	220,330	19,775
		111,047
Air Freight & Logistics - 1.2%
C.H. Robinson Worldwide, Inc.	167,100	19,074
United Parcel Service, Inc. Class B	244,200	47,499
		66,573
Building Products - 1.0%
Owens Corning	705,400	57,652
Electrical Equipment - 1.1%
Regal Rexnord Corp.	447,300	61,544
Industrial Conglomerates - 2.2%
3M Co. (a)	261,100	32,468
General Electric Co.	607,774	44,635
Hitachi Ltd.	995,800	49,752
		126,855
Machinery - 2.0%
Allison Transmission Holdings, Inc.	1,612,700	58,477
Parker Hannifin Corp.	217,300	57,585
		116,062
Professional Services - 1.8%
Booz Allen Hamilton Holding Corp. Class A	200,500	19,188
Manpower, Inc.	336,000	24,636
Robert Half International, Inc.	220,200	16,949
Science Applications International Corp.	447,200	40,727
		101,500
Trading Companies & Distributors - 0.4%
Brenntag SE	341,200	22,372
TOTAL INDUSTRIALS		663,605
INFORMATION TECHNOLOGY - 13.1%
Communications Equipment - 2.1%
Cisco Systems, Inc.	2,647,500	118,396
IT Services - 6.9%
Amadeus IT Holding SA Class A (b)	235,900	12,453
Amdocs Ltd.	1,201,028	102,652
Capgemini SA	125,400	21,802
Cognizant Technology Solutions Corp. Class A	488,400	30,852
Fidelity National Information Services, Inc.	1,003,000	91,644
Genpact Ltd.	908,500	42,681
Global Payments, Inc.	472,700	58,724
SS&C Technologies Holdings, Inc.	559,000	31,170
		391,978
Semiconductors & Semiconductor Equipment - 2.2%
Microchip Technology, Inc.	1,347,000	87,892
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	438,000	36,507
		124,399
Software - 1.3%
Microsoft Corp.	55,900	14,616
Open Text Corp.	1,818,300	57,276
		71,892
Technology Hardware, Storage & Peripherals - 0.6%
Samsung Electronics Co. Ltd.	843,760	37,232
TOTAL INFORMATION TECHNOLOGY		743,897
MATERIALS - 3.2%
Chemicals - 2.7%
Akzo Nobel NV	249,100	15,694
Celanese Corp. Class A	394,100	43,690
CF Industries Holdings, Inc.	379,300	39,242
DuPont de Nemours, Inc.	658,499	36,639
LyondellBasell Industries NV Class A	201,400	16,716
		151,981
Metals & Mining - 0.5%
Newmont Corp.	669,200	27,678
TOTAL MATERIALS		179,659
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	96,500	14,803
American Tower Corp.	88,600	22,509
Corporate Office Properties Trust (SBI)	1,513,700	39,114
Gaming & Leisure Properties	334,000	16,122
Highwoods Properties, Inc. (SBI)	410,600	12,486
		105,034
UTILITIES - 6.0%
Electric Utilities - 4.0%
Constellation Energy Corp.	435,300	35,516
Duke Energy Corp.	535,100	57,208
Edison International	1,053,694	71,409
Exelon Corp.	568,300	24,954
FirstEnergy Corp.	966,200	38,213
		227,300
Independent Power and Renewable Electricity Producers - 1.4%
The AES Corp.	1,405,000	35,757
Vistra Corp.	1,808,100	44,750
		80,507
Multi-Utilities - 0.6%
Sempra Energy	183,200	30,223
TOTAL UTILITIES		338,030
TOTAL COMMON STOCKS (Cost $5,057,358)		5,425,788

Money Market Funds - 7.9%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 2.33% (c)	258,799,963	258,852
Fidelity Securities Lending Cash Central Fund 2.34% (c)(d)	189,536,573	189,556
TOTAL MONEY MARKET FUNDS (Cost $448,408)		448,408

TOTAL INVESTMENT IN SECURITIES - 103.7% (Cost $5,505,766)	5,874,196
NET OTHER ASSETS (LIABILITIES) - (3.7)%	(207,285)
NET ASSETS - 100.0%	5,666,911

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	123,075	881,932	746,155	815	-	-	258,852	0.5%
Fidelity Securities Lending Cash Central Fund 2.34%	47,795	919,098	777,337	379	-	-	189,556	0.5%
Total	170,870	1,801,030	1,523,492	1,194	-	-	448,408

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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